Angel Oak Mortgage Trust 2021-1 ABS-15G

Exhibit 99.17

Client Name:
Client Project Name:	AOMT 2021-1
Start - End Dates:	10/4/2018 - 11/9/2018
Deal Loan Count:	2

Loan Level Tape Compare Upload
Loans in Report:	2

Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data
2021010246	XXXXXX	Property Type	2-4 Units	2 Family
2021010014	XXXXXX	Debt to Income Ratio (Back)	41.223	41.2228

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